Prepayment and Other Current Assets, Net	6 Months Ended
Jun. 30, 2025
Prepayment and Other Current Assets, Net [Abstract]
Prepayment and other current assets, net
6.	Prepayment and other current assets, net

The following is a summary of prepayments and other current assets:

	December 31, 2024	June 30, 2025
	RMB	RMB
		(Unaudited)
Deductible VAT	365	1,418
Deposits	2,785	3,137
Receivables due from third-party online payment platforms	480	2
Staff advances	588	306
Prepaid promotion expenses	8,082	5,104
Receivable from borrowers for the guarantee payment to commercial bank	18,163	18,163
Others	4,405	167,657
Less: provisions for prepayment and other current assets	(19,917)	(19,917)
Total prepayment and other current assets, net	14,951	175,870

The Group recognized provisions for prepayment and other current assets of nil and RMB24 for the six months ended June 30, 2024 and 2025, respectively. The Group reversed provisions for prepayment and other current assets of RMB6 and RMB6 for the six months ended June 30, 2024 and 2025, respectively. The Group recognized the write-off for doubtful accounts of nil and RMB31 for the six months ended June 30, 2024 and 2025, respectively.